Accounts Receivable - Schedule of Allowance for Account Receivable (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Accounts Receivable, Net [Abstract]
Balance at beginning of the period	$ 479,698	$ 143,115
Additions through expect credit loss	634,168	322,346
Effects of currency translation	(820)	14,237
Balance at end of the period	$ 1,113,046	$ 479,698